ULTIMUS
                                Your Fund Matters




May 3, 2007



U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Black Pearl Funds
          File No. 333-126477


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Black Pearl Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 3) has been filed electronically.


Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary










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Ultimus Fund Solutions, LLC            225 Pictoria Drive, Suite 450            Phone: (513)587-3400
www.ultimusfundsolutions.com           Cincinnati, Ohio 45246                   Fax: (513) 587-3450
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